CONFORMED SUBMISSION TYPE:  24F-2NT
PUBLIC DOCUMENT COUNT:      1
CONFORMED PERIOD OF REPORT: 20041231
FILED AS OF DATE: ________________

FILER:

COMPANY DATA:
COMPANY CONFORMED NAME:             CG VARIABLE LIFE INSURANCE SEPARATE
                                    ACCOUNT A
CENTRAL INDEX KEY:                  0000946730
STANDARD INDUSTRIAL CLASSIFICATION: [_______]
IRS NUMBER:                         060303370
STATE OF INCORPORATION:             CT
FISCAL YEAR END:                    12312005

FILING VALUES:

FORM TYPE:                          24F-2NT
SEC ACT:                            _________
SEC FILE NUMBER:                    033-60967
FILM NUMBER:                        99557311

BUSINESS ADDRESS:

STREET 1:                           1601 CHESTNUT STREET TLP 48
CITY:                               PHILADELPHIA
STATE:                              PA
ZIP:                                19192-2475
BUSINESS PHONE:                     2157611982

MAIL ADDRESS:

STREET 1:                           1601 CHESTNUT STREET TLP 48
CITY:                               PHILADELPHIA
STATE:                              PA
ZIP:                                19192-2475

OMB APPROVAL
OMB Number: 3235-0456
Expires: July 31, 2006
Estimated average burden hours per response........ 1

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

1. Name and address of issuer: Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A 900 Cottage Grove Road, Bloomfield, CT 06002

2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check box but do not list series or classes) [X]

3. Investment Company Act File Number: 811-07317
   Securities Act File Number: 33-60967

4(a). Last day of fiscal year for which this Form is filed: December 31, 2005

4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
   Not Applicable

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.

5. Calculation of registration fee:

(i)    Aggregate sale price of securities sold
       during the fiscal year pursuant to
       section 24(f):                                               $ 8,282,756
                                                                    -----------
(ii)   Aggregate price of securities redeemed
       or repurchased during the fiscal year:                       $21,495,573
                                                                    -----------
(iii)  Aggregate price of securities redeemed
       or repurchased during any prior fiscal
       year ending no

       earlier than October 11, 1995 that were
       not previously used to reduce
       registration fees payable to the
       Commission:                                                  $         0
                                                                    -----------
(iv)   Total available redemption credits [add
       Items 5(ii) and 5(iii)]:                                      21,495,573
                                                                    -----------
(v)    Net sales - if Item 5(i)is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                  $        (0)
                                                                    -----------
(vi)   Redemption credits available for
       use in future years -- if Item 5(i)is
       less than Item 5(iv)[subtract Item
       5(iv) from Item 5(i)]:                    $(13,212,817.33)
                                                 ---------------
(vii)  Multiplier for determining registration
       fee(See Instruction C.9):                                   x  .00010700
                                                                    -----------
(viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)](enter "0" if no
       fee is due):                                                =$        (0)
                                                                    -----------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.   Interest due -- if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):               $         0
                                                                    -----------

8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:                                         =$         0
                                                                    -----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: 00/00/00

     Method of Delivery:

     [ ]  Wire Transfer
     [ ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*
                          --------------------------
                          William J Smith
                          Senior Vice President, CFO

Date
     --------------------

*    Please print the name and title of the signing officer below the signature.